Greater India Portfolio
September 30, 2024
Portfolio of Investments (Unaudited)

Common Stocks — 105.0%
Security	Shares	Value
India — 103.5%
Automobile Components — 3.5%
Samvardhana Motherson International Ltd.	2,263,729	$ 5,699,682
Sona BLW Precision Forgings Ltd.(1)	373,044	3,287,014
Tube Investments of India Ltd.	49,728	2,561,509
		$ 11,548,205
Automobiles — 8.1%
Mahindra & Mahindra Ltd.	404,875	$ 15,040,363
Maruti Suzuki India Ltd.	46,844	7,401,490
TVS Motor Co. Ltd.	127,029	4,324,167
		$ 26,766,020
Banks — 13.7%
AU Small Finance Bank Ltd.(1)	390,109	$ 3,438,542
Axis Bank Ltd.	851,714	12,515,752
ICICI Bank Ltd.	1,777,600	26,996,178
IDFC First Bank Ltd.(2)	2,260,974	2,004,823
		$ 44,955,295
Building Products — 0.6%
Kajaria Ceramics Ltd.	111,660	$ 1,947,462
		$ 1,947,462
Capital Markets — 1.5%
360 ONE WAM Ltd.	166,556	$ 2,062,198
Angel One Ltd.	31,059	949,407
Nuvama Wealth Management Ltd.	22,444	1,800,740
		$ 4,812,345
Chemicals — 0.4%
Navin Fluorine International Ltd.	32,128	$ 1,318,062
		$ 1,318,062
Construction & Engineering — 0.7%
Techno Electric & Engineering Co. Ltd.	114,745	$ 2,197,225
		$ 2,197,225
Construction Materials — 1.0%
Shree Cement Ltd.	10,073	$ 3,168,669
		$ 3,168,669
Security	Shares	Value
Consumer Finance — 5.7%
Bajaj Finance Ltd.	124,204	$ 11,403,980
Cholamandalam Investment & Finance Co. Ltd.	262,971	5,031,206
Five-Star Business Finance Ltd.(2)	250,434	2,334,405
		$ 18,769,591
Consumer Staples Distribution & Retail — 0.3%
Medplus Health Services Ltd.(2)	127,157	$ 1,012,530
		$ 1,012,530
Electrical Equipment — 2.0%
KEI Industries Ltd.	31,951	$ 1,636,839
Suzlon Energy Ltd.(2)	5,160,848	4,936,288
		$ 6,573,127
Financial Services — 2.6%
Bajaj Housing Finance Ltd.(2)	4,262	$ 7,858
Jio Financial Services Ltd.(2)	1,052,129	4,392,541
REC Ltd.	608,568	4,018,957
		$ 8,419,356
Food Products — 1.8%
Tata Consumer Products Ltd.	410,436	$ 5,859,061
		$ 5,859,061
Health Care Providers & Services — 2.0%
Apollo Hospitals Enterprise Ltd.	75,793	$ 6,514,744
		$ 6,514,744
Hotels, Restaurants & Leisure — 3.8%
Devyani International Ltd.(2)	611,229	$ 1,423,204
Zomato Ltd.(2)	3,419,775	11,114,631
		$ 12,537,835
Household Durables — 3.1%
Cello World Ltd.	95,468	$ 1,049,722
Dixon Technologies India Ltd.	40,110	6,598,259
Whirlpool of India Ltd.	91,899	2,504,594
		$ 10,152,575
Independent Power and Renewable Electricity Producers — 3.1%
NHPC Ltd.	2,536,068	$ 2,859,915
NTPC Ltd.	1,368,772	7,218,954
		$ 10,078,869

Greater India Portfolio
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Industrial Conglomerates — 1.3%
Siemens Ltd.	49,280	$ 4,253,828
		$ 4,253,828
Insurance — 3.8%
Go Digit General Insurance Ltd.(2)	498,425	$ 2,242,214
PB Fintech Ltd.(2)	133,516	2,555,279
SBI Life Insurance Co. Ltd.(1)	343,111	7,539,376
		$ 12,336,869
Interactive Media & Services — 1.3%
Info Edge India Ltd.	43,007	$ 4,185,797
		$ 4,185,797
IT Services — 10.3%
Coforge Ltd.	58,498	$ 4,888,944
Infosys Ltd.	955,253	21,359,992
Persistent Systems Ltd.	77,824	5,063,463
Zensar Technologies Ltd.	311,736	2,499,981
		$ 33,812,380
Machinery — 0.8%
Grindwell Norton Ltd.	91,816	$ 2,624,747
		$ 2,624,747
Metals & Mining — 5.0%
APL Apollo Tubes Ltd.	166,492	$ 3,150,401
Hindalco Industries Ltd.	845,342	7,628,814
Vedanta Ltd.	924,480	5,647,847
		$ 16,427,062
Oil, Gas & Consumable Fuels — 2.9%
Reliance Industries Ltd.	273,732	$ 9,646,514
		$ 9,646,514
Paper and Forest Products — 0.9%
Aditya Birla Real Estate Ltd.	84,904	$ 2,901,341
		$ 2,901,341
Personal Care Products — 3.9%
Colgate-Palmolive (India) Ltd.	122,796	$ 5,587,254
Godrej Consumer Products Ltd.	436,681	7,260,480
		$ 12,847,734
Pharmaceuticals — 6.0%
Emcure Pharmaceuticals Lim(2)	512	$ 8,950
Security	Shares	Value
Pharmaceuticals (continued)
Pfizer Ltd.	24,351	$ 1,662,025
Sun Pharmaceutical Industries Ltd.	533,461	12,260,042
Suven Pharmaceuticals Ltd.(2)	133,329	1,879,587
Torrent Pharmaceuticals Ltd.	96,830	3,937,269
		$ 19,747,873
Real Estate Management & Development — 1.8%
Godrej Properties Ltd.(2)	160,578	$ 6,064,034
		$ 6,064,034
Specialty Retail — 5.1%
BrainBees Solutions Ltd.(2)	284,985	$ 2,183,265
Metro Brands Ltd.	79,931	1,217,342
Trent Ltd.	146,687	13,245,517
		$ 16,646,124
Textiles, Apparel & Luxury Goods — 1.6%
Kalyan Jewellers India Ltd.	611,897	$ 5,322,182
		$ 5,322,182
Wireless Telecommunication Services — 4.9%
Bharti Airtel Ltd.	785,600	$ 16,051,192
		$ 16,051,192
Total India (identified cost $185,983,601)		$339,498,648
United States — 1.5%
IT Services — 1.5%
Cognizant Technology Solutions Corp., Class A	65,127	$ 5,026,502
Total United States (identified cost $4,683,360)		$ 5,026,502
Total Common Stocks (identified cost $190,666,961)		$344,525,150

Greater India Portfolio
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 4.7%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.83%(3)	15,274,307	$ 15,274,307
Total Short-Term Investments (identified cost $15,274,307)		$ 15,274,307
Total Investments — 109.7% (identified cost $205,941,268)		$359,799,457
Other Assets, Less Liabilities — (9.7)%		$(31,691,568)
Net Assets — 100.0%		$328,107,889
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2024, the aggregate value of these securities is $14,264,932 or 4.3% of the Portfolio's net assets.
(2)	Non-income producing security.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2024.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Equity Futures
NSE IFSC Nifty 50 Index	143	Long	10/31/24	$7,430,583	$(52,544)
					$(52,544)
At September 30, 2024, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Portfolio is subject to equity price risk in the normal course of pursuing its investment objective. During the fiscal year to date ended September 30, 2024, the Portfolio entered into equity index futures contracts to manage cash flows.
Affiliated Investments
At September 30, 2024, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $15,274,307, which represents 4.7% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended September 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$5,091,586	$66,066,728	$(55,884,007)	$ —	$ —	$15,274,307	$350,289	15,274,307
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

Greater India Portfolio
September 30, 2024
Portfolio of Investments (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At September 30, 2024, the hierarchy of inputs used in valuing the Portfolio's investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ —	$ 20,236,989	$ —	$ 20,236,989
Consumer Discretionary	2,183,265	80,789,676	—	82,972,941
Consumer Staples	—	19,719,325	—	19,719,325
Energy	—	9,646,514	—	9,646,514
Financials	7,858	89,285,598	—	89,293,456
Health Care	8,950	26,253,667	—	26,262,617
Industrials	—	17,596,389	—	17,596,389
Information Technology	5,026,502	33,812,380	—	38,838,882
Materials	—	23,815,134	—	23,815,134
Real Estate	—	6,064,034	—	6,064,034
Utilities	—	10,078,869	—	10,078,869
Total Common Stocks	$ 7,226,575	$337,298,575*	$ —	$344,525,150
Short-Term Investments	$15,274,307	$ —	$ —	$ 15,274,307
Total Investments	$22,500,882	$337,298,575	$ —	$359,799,457
Liability Description
Futures Contracts	$ (52,544)	$ —	$ —	$ (52,544)
Total	$ (52,544)	$ —	$ —	$ (52,544)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements included in its semi-annual or annual report to shareholders.
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